Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Intangible Assets

	Acquisition intangibles
	Customer relationships and distribution rights £m	Patents, technology and know- how £m	Licence fees £m	Trade names £m	Sub-total £m	Software (revised*) £m	Internally developed technology £m	Patents and licenses £m	Total £m
Cost
At 1 July 2018 (as previously reported)	7.3	65.6	15.5	2.5	90.9	45.3	19.7	—	155.9
Revision	—	—	—	—	—	(1.3)	—	—	(1.3)
At 1 July 2018 (revised*)	7.3	65.6	15.5	2.5	90.9	44.0	19.7	—	154.6
Additions	—	0.6	—	—	0.6	12.5	8.0	—	21.1
Disposals	(0.6)	—	—	—	(0.6)	(6.9)	—	—	(7.5)
Exchange differences	0.2	2.3	0.2	0.1	2.8	—	0.2	—	3.0

At 30 June 2019 (revised*)	6.9	68.5	15.7	2.6	93.7	49.6	27.9	—	171.2

	Acquisition intangibles
	Customer relationships and distribution rights £m	Patents, technology and know- how £m	Licence fees £m	Trade names £m	Sub-total £m	Software (revised*) £m	Internally developed technology £m	Patents and licenses £m	Total £m
Additions	—	—	—	—	—	14.8	9.0	—	23.8
Acquisition	1.8	45.8	0.4	1.1	49.1	0.1	—	—	49.2
Exchange differences	0.2	3.5	0.2	0.1	4.0	—	0.2	—	4.2

At 30 June 2020 (revised*)	8.9	117.8	16.3	3.8	146.8	64.5	37.1	—	248.4
Additions	—	—	—	—	—	7.1	4.5	0.7	12.3
Exchange differences	(0.5)	(6.6)	(0.6)	(0.3)	(8.0)	(0.2)	(0.5)	—	(8.7)

At 31 December 2020 (revised*)	8.4	111.2	15.7	3.5	138.8	71.4	41.1	0.7	252.0

Additions	—	—	—	—	—	17.4	7.5	0.9	25.8
Acquisition	3.7	77.5	—	—	81.2	—	—	—	81.2
Exchange differences	0.1	0.5	0.1	0.1	0.8	—	0.1	—	0.9

At 31 December 2021	12.2	189.2	15.8	3.6	220.8	88.8	48.7	1.6	359.9

Accumulated amortization
At 1 July 2018 (as previously reported and revised*)	4.8	17.9	4.7	1.9	29.3	13.0	7.3	—	49.6
Charge for the year	0.8	4.2	1.2	0.3	6.5	1.8	2.2	—	10.5
Impairment	—	—	—	—	—	12.8	—	—	12.8
Disposals	(0.6)	—	—	—	(0.6)	(6.9)	—	—	(7.5)
Exchange differences	0.1	0.8	0.1	0.1	1.1	—	0.1	—	1.2

At 30 June 2019 (revised*)	5.1	22.9	6.0	2.3	36.3	20.7	9.6	—	66.6
Charge for the year	0.8	6.3	1.2	0.3	8.6	4.0	3.1	—	15.7
Impairment	—	14.7	—	—	14.7	—	0.2	—	14.9
Exchange differences	0.1	0.8	0.1	0.1	1.1	—	—	—	1.1

At 30 June 2020 (revised*)	6.0	44.7	7.3	2.7	60.7	24.7	12.9	—	98.3
Charge for the period	0.4	3.1	0.9	—	4.4	2.0	1.5	—	7.9
Exchange differences	(0.3)	(4.1)	(0.5)	(0.3)	(5.2)	(0.2)	(0.6)	—	(6.0)

At 31 December 2020 (revised*)	6.1	43.7	7.7	2.4	59.9	26.5	13.8	—	100.2

Charge for the year	1.0	6.9	1.1	0.1	9.1	8.9	2.4	0.5	20.9
Impairment	—	—	—	—	—	2.1	1.7	—	3.8
Exchange differences	(0.1)	0.3	0.1	0.1	0.4	0.1	0.3	—	0.8

At 31 December 2021	7.0	50.9	8.9	2.6	69.4	37.6	18.2	0.5	125.7

Carrying amount
At 30 June 2019	1.8	45.6	9.7	0.3	57.4	28.9	18.3	—	104.6
At 30 June 2020	2.9	73.1	9.0	1.1	86.1	39.8	24.2	—	150.1
At 31 December 2020	2.3	67.5	8.0	1.1	78.9	44.9	27.3	0.7	151.8
At 31 December 2021	5.2	138.3	6.9	1.0	151.4	51.2	30.5	1.1	234.2

Included in carrying amount—Assets under construction
At 30 June 2019	—	—	—	—	—	14.7	3.9	—	18.6
At 30 June 2020	—	—	—	—	—	28.7	7.2	—	35.9
At 31 December 2020	—	—	—	—	—	36.5	9.2	—	45.7
At 31 December 2021	—	—	—	—	—	18.6	4.3	1.1	24.0

Summary of Individually Material to the Financial Statements
Patents, technology and
know-how
and Licence fees includes amounts which are considered individually material to the financial statements and are set out as follows:

	Carrying amount £m	Remaining amortization Years
Expedeon CaptSure technology	22.4	14
Expedeon antibody labelling and conjugation technology	15.8	14
Epitomics RabMAb ® technology	8.9	5
Firefly BioWorks Multiplex and assay technology	11.3	8
Roche licence agreement	6.4	7
BioVision Metabolism Assays & Proteins	77.5	10